Subsequent Events	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up May 18, 2022 on which the financial statements were issued. Except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

The Business Combination was approved by the Company’s shareholders on April 22, 2022 and closed on April 29, 2022. In connection with the transaction, TradeUP was renamed to “SAI.TECH Global Corporation.” The Class A ordinary shares and warrants of SAI commenced trading on the Nasdaq Stock Market on May 2, 2022, under the new ticker symbols, “SAI” and “SAITW,” respectively. Such shares and warrants also reflect the continuation of the same shares and warrants of TradeUP Global Corporation under the Company’s new name following the completion of the Business Combination with SAITECH Limited, which has become a wholly owned subsidiary of SAI. In connection with the closing of the Business Combination, all issued and outstanding Class A ordinary shares and Class B ordinary shares of SAITECH Limited were converted into Class A ordinary shares and Class B ordinary shares of SAI.TECH Global Corporation at an exchange ratio of .13376. As such, 9,169,375 Class A ordinary shares and 9,630,634 Class B ordinary shares of SAI.TECH Global Corporation were issued upon the closing of the Business Combination.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date on which the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.